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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1743

The Alger Funds II
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

ITEM 1. Schedule of Investments.

THE ALGER FUNDS II  |  ALGER SPECTRA FUND

Schedule of Investments‡ (Unaudited) January 31, 2012

	SHARES	VALUE
COMMON STOCKS—97.7%
ADVERTISING—0.8%
Focus Media Holding Ltd.#*	601,100	$12,022,000

AEROSPACE & DEFENSE—2.2%
General Dynamics Corp.	48,900	3,381,924
Goodrich Corp.	51,265	6,395,309
Honeywell International, Inc.	134,100	7,783,164
United Technologies Corp.	161,300	12,637,855
		30,198,252
AIR FREIGHT & LOGISTICS—1.8%
FedEx Corp. +	69,800	6,386,002
United Parcel Service, Inc., Cl. B +	258,000	19,517,700
		25,903,702
AIRLINES—0.4%
United Continental Holdings, Inc.*	256,200	5,918,220

APPLICATION SOFTWARE—1.1%
Adobe Systems, Inc. *	138,200	4,277,290
Nice Systems Ltd. #*	62,295	2,240,128
Salesforce.com, Inc. *	74,200	8,666,560
		15,183,978
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Affiliated Managers Group, Inc. *	26,450	2,658,490
Ameriprise Financial, Inc.	25,900	1,386,945
Blackstone Group LP	434,500	6,869,445
		10,914,880
AUTO PARTS & EQUIPMENT—1.0%
Delphi Automotive PLC *	148,800	3,992,304
Lear Corp.	229,350	9,609,765
		13,602,069
BIOTECHNOLOGY—1.8%
Dendreon Corp. *	176,200	2,392,796
Gilead Sciences, Inc. *	197,021	9,622,506
Human Genome Sciences, Inc. *	268,930	2,646,271
Optimer Pharmaceuticals, Inc. *	304,400	3,948,068
United Therapeutics Corp. *	156,800	7,711,424
		26,321,065
BROADCASTING & CABLE TV—1.0%
CBS Corp., Cl. B	162,300	4,622,304
Liberty Media Corp., Capital, Cl. A *	84,697	6,979,880
Scripps Networks Interactive, Inc.	46,100	1,998,896
		13,601,080
CABLE & SATELLITE—1.0%
Comcast Corporation, Cl. A	523,300	13,914,547

CASINOS & GAMING—1.0%
Las Vegas Sands Corp.*	289,900	14,236,989

COAL & CONSUMABLE FUELS—0.5%
Arch Coal, Inc.	454,690	6,561,177

COMMUNICATIONS EQUIPMENT—2.5%
Cisco Systems, Inc.	393,700	7,728,331

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMMUNICATIONS EQUIPMENT—(CONT.)
QUALCOMM, Inc. +	486,617	$28,622,812
		36,351,143
COMPUTER HARDWARE—7.6%
Apple, Inc.*+	235,272	107,396,964

COMPUTER STORAGE & PERIPHERALS—2.5%
EMC Corp. *	684,199	17,624,966
NetApp, Inc. *	250,100	9,438,774
SanDisk Corp. *	45,200	2,073,776
Seagate Technology PLC	325,200	6,874,728
		36,012,244
CONSTRUCTION & ENGINEERING—0.3%
Chicago Bridge & Iron Co., NV#	114,200	4,862,636

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.6%
Caterpillar, Inc.	198,600	21,671,232
Deere & Co.	81,100	6,986,765
WABCO Holdings, Inc. *	133,600	6,927,160
		35,585,157
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Mastercard, Inc. +	34,265	12,183,606
VeriFone Systems, Inc. *	53,400	2,280,180
		14,463,786
DIVERSIFIED BANKS—1.9%
SPDR S&P Regional Banking ETF	129,075	3,331,426
Wells Fargo & Co.	791,500	23,119,714
		26,451,140
DIVERSIFIED METALS & MINING—1.5%
Freeport-McMoRan Copper & Gold, Inc.	335,400	15,498,834
Molycorp, Inc. *	179,500	5,560,910
		21,059,744
DRUG RETAIL—2.1%
CVS Caremark Corp.	703,500	29,371,125

EDUCATION SERVICES—0.4%
New Oriental Education & Technology Group#*	260,700	6,209,874

ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
Cooper Industries PLC, CL. A	197,845	11,696,596
GrafTech International Ltd. *	76,900	1,262,698
		12,959,294
ENVIRONMENTAL & FACILITIES SERVICES—0.4%
Republic Services, Inc.	184,000	5,387,520

FERTILIZERS & AGRICULTURAL CHEMICALS—0.8%
Monsanto Co.	87,700	7,195,785
Mosaic Co., /The	63,093	3,531,315
Potash Corporation of Saskatchewan, Inc.	14,300	668,382
		11,395,482
FOOTWEAR—1.5%
Deckers Outdoor Corp. *	64,600	5,222,910
NIKE, Inc., Cl. B	79,400	8,256,806

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FOOTWEAR—(CONT.)
Salvatore Ferragamo Italia SpA *	436,630	$7,327,648
		20,807,364
GENERAL MERCHANDISE STORES—1.1%
Dollar General Corp. *	184,715	7,870,706
Target Corp.	150,300	7,636,743
		15,507,449
HEALTH CARE EQUIPMENT—1.5%
Covidien PLC +	355,512	18,308,868
Gen-Probe, Inc. *	9,000	602,370
Insulet Corp. *	109,101	2,124,196
		21,035,434
HEALTH CARE FACILITIES—0.8%
HCA Holdings, Inc.	166,900	4,079,036
Universal Health Services, Inc., Cl. B	191,580	7,910,338
		11,989,374
HEALTH CARE SERVICES—1.6%
Express Scripts, Inc. *	407,100	20,827,236
Medco Health Solutions, Inc. *	22,000	1,364,440
		22,191,676
HEALTH CARE TECHNOLOGY—0.3%
Agilent Technologies, Inc.*	101,300	4,302,211

HOME IMPROVEMENT RETAIL—1.5%
Lowe’s Companies, Inc.	796,172	21,361,295

HOMEBUILDING—0.2%
KB Home	174,500	1,573,990
Lennar Corp., Cl. A	61,600	1,323,784
		2,897,774
HOTELS RESORTS & CRUISE LINES—0.2%
Royal Caribbean Cruises Ltd.	69,000	1,875,420
Wyndham Worldwide Corporation	34,600	1,375,696
		3,251,116
HOUSEHOLD PRODUCTS—1.3%
Procter & Gamble Co., /The	293,700	18,514,848

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.1%
Towers Watson & Co.	32,500	1,943,500

INDUSTRIAL CONGLOMERATES—0.8%
Tyco International Ltd.	231,321	11,785,805

INDUSTRIAL MACHINERY—1.9%
Eaton Corp.	54,700	2,681,941
Ingersoll-Rand PLC	19,800	691,812
Stanley Black & Decker, Inc.	293,360	20,588,005
Timken Co.	56,500	2,758,895
		26,720,653
INTEGRATED OIL & GAS—2.6%
ConocoPhillips	291,300	19,869,573
Royal Dutch Shell PLC #	250,600	17,882,816
		37,752,389

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET RETAIL—2.0%
Amazon.com, Inc. *	137,300	$26,696,611
Expedia, Inc.	68,300	2,210,871
		28,907,482
INTERNET SOFTWARE & SERVICES—5.8%
Cornerstone OnDemand, Inc. *	95,200	1,736,448
eBay, Inc. *	505,700	15,980,120
Google, Inc., Cl. A *	52,555	30,487,681
IAC/InterActiveCorp. +	311,546	13,418,286
OpenTable, Inc. *	46,057	2,218,566
VistaPrint NV *	434,145	15,533,708
Yahoo! Inc. *	167,100	2,585,037
		81,959,846
IT CONSULTING & OTHER SERVICES—2.9%
Cognizant Technology Solutions Corp., Cl. A *	93,600	6,715,800
Gartner, Inc. *	151,897	5,758,415
International Business Machines Corp. +	153,813	29,624,384
		42,098,599
LEISURE FACILITIES—0.4%
Six Flags Entertainment Corp.	104,496	4,580,060
Vail Resorts, Inc.	31,000	1,351,910
		5,931,970
LEISURE PRODUCTS—1.2%
Coach, Inc.	51,400	3,600,570
Hanesbrands, Inc. *	119,500	2,939,700
PVH Corp.	94,500	7,294,455
Ralph Lauren Corp.	23,200	3,526,400
		17,361,125
LIFE & HEALTH INSURANCE—0.1%
MetLife, Inc.	56,600	1,999,678

LIFE SCIENCES TOOLS & SERVICES—1.8%
Life Technologies Corp. *	325,700	15,773,651
Thermo Fisher Scientific, Inc. *	194,812	10,305,555
		26,079,206
MANAGED HEALTH CARE—3.2%
Aetna, Inc.	628,000	27,443,600
Cigna Corp.	183,700	8,235,271
UnitedHealth Group, Inc.	168,900	8,747,331
		44,426,202
MORTGAGE REITS—0.4%
Annaly Capital Management, Inc.	349,700	5,888,948

OIL & GAS EQUIPMENT & SERVICES—3.8%
Baker Hughes, Inc.	305,000	14,984,650
Cameron International Corp. *	82,700	4,399,640
Halliburton Company	552,400	20,317,272
National Oilwell Varco, Inc.	83,400	6,169,932
Superior Energy Services, Inc. *	63,000	1,796,130
Weatherford International Ltd. *	344,600	5,768,604
		53,436,228

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS EXPLORATION & PRODUCTION—1.7%
Anadarko Petroleum Corp.	130,400	$10,525,888
Cabot Oil & Gas Corp.	32,400	1,033,560
Kodiak Oil & Gas Corp. *	453,800	4,115,966
Pioneer Natural Resources Co.	72,700	7,219,110
Whitinig Petroleum Corp. *	40,700	2,038,663
		24,933,187
OIL & GAS STORAGE & TRANSPORTATION—0.6%
Plains All American Pipeline LP	111,900	8,728,200

OTHER DIVERSIFIED FINANCIAL SERVICES—0.6%
Citigroup, Inc.	140,500	4,316,160
JPMorgan Chase & Co.	115,543	4,309,754
		8,625,914
PAPER PRODUCTS—0.4%
International Paper Co.	170,800	5,318,712

PHARMACEUTICALS—1.7%
Allergan, Inc.	13,600	1,195,576
Johnson & Johnson	85,200	5,615,532
Pfizer, Inc. +	754,799	16,152,699
Teva Pharmaceutical Industries Ltd. #	42,400	1,913,512
		24,877,319
PRECIOUS METALS & MINERALS—0.7%
ETFS Physical Palladium Shares *	62,042	4,212,652
SPDR Gold Trust *	33,511	5,673,747
		9,886,399
RAILROADS—1.1%
CSX Corp.	693,100	15,629,405

REGIONAL BANKS—0.5%
East West Bancorp, Inc.	320,600	7,040,376
SunTrust Banks, Inc.	32,700	672,639
		7,713,015
RESEARCH & CONSULTING SERVICES—0.5%
IHS, Inc., Cl. A *	16,697	1,494,048
Verisk Analytic, Inc., Cl. A *	152,200	6,098,654
		7,592,702
RESIDENTIAL REITS—0.5%
American Campus Communities, Inc.	14,300	612,040
Home Properties, Inc.	117,100	6,976,818
		7,588,858
RESTAURANTS—1.6%
McDonald’s Corp.	171,161	16,953,497
Starbucks Corp.	132,500	6,350,725
		23,304,222
SEMICONDUCTOR EQUIPMENT—0.8%
Lam Research Corp.*	272,775	11,617,487

SEMICONDUCTORS—2.2%
Avago Technologies Ltd.	308,500	10,470,490
Broadcom Corp., Cl. A *	258,800	8,887,192
Inphi Corp. *	269,900	3,959,433

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTORS—(CONT.)
ON Semiconductor Corp. *	334,693	$2,911,829
Skyworks Solutions, Inc. *+	259,866	5,607,908
		31,836,852
SOFT DRINKS—2.1%
Coca-Cola Co., /The	233,900	15,795,267
PepsiCo, Inc. +	223,215	14,658,529
		30,453,796
SPECIALIZED REITS—0.8%
American Tower Corp., Cl. A	177,800	11,292,078

SPECIALTY CHEMICALS—1.6%
Celanese Corp.	156,670	7,631,396
Cytec Industries, Inc.	126,300	6,297,318
LyondellBasell Industries NV	94,600	4,077,260
Rockwood Holdings, Inc. *	128,300	6,479,150
		24,485,124
STEEL—0.1%
Allegheny Technologies, Inc.	26,500	1,202,835

SYSTEMS SOFTWARE—1.1%
Oracle Corp.+	576,345	16,252,929

TOBACCO—1.4%
Philip Morris International, Inc.+	262,694	19,641,630

TRADING COMPANIES & DISTRIBUTORS—1.2%
United Rentals, Inc. *	290,200	11,097,248
WESCO International, Inc. *	107,500	6,759,600
		17,856,848
TRUCKING—0.4%
Hertz Global Holdings, Inc.*	479,442	6,520,411

WIRELESS TELECOMMUNICATION SERVICES—1.2%
SBA Communications Corp. *	64,200	2,935,224
Vodafone Group PLC #	545,600	14,780,304
		17,715,528
TOTAL COMMON STOCKS (Cost $1,283,151,596)		1,397,107,691

CONVERTIBLE PREFERRED STOCK—0.2%
PHARMACEUTICALS—0.2%
Merrimack Pharmaceuticals, Inc., Series G*,(L3),(a) (Cost $2,843,610)	406,230	2,843,610

PREFERRED STOCKS—0.4%
OTHER DIVERSIFIED FINANCIAL SERVICES—0.4%
JPMorgan Chase & Co., 8.63%, 09/1/13 (Cost $5,391,283)	194,990	5,303,728

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—0.6%
CABLE & SATELLITE—0.1%
XM Satellite Radio, Inc., 7.00%, 12/1/14*,(L2)(b)	1,500,000	2,103,750

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—(CONT.)
HOMEBUILDING—0.5%
Lennar Corp., 2.75%, 12/15/20*,(L2)(b)	$1,989,000	$2,421,608
Lennar Corp., 3.25%, 11/15/21*,(L2)(b)	3,911,000	4,649,201
		7,070,809
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $7,464,323)		9,174,559

Total Investments (Cost $1,298,850,812)(c)	98.9%	1,414,429,588
Other Assets in Excess of Liabilities	1.1	15,471,826

NET ASSETS	100.0%	$1,429,901,414

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
#	American Depository Receipts.
(a)

Restricted Security - Investment in security not registered under the Securities Act of 1933 and deemed to be illiquid. Security was acquired on April 6, 2011 for a cost of $2,843,610 and represents 0.2% of the net assets of the Fund.

(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.6% of the net assets of the Fund.

(c)

At January 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,330,486,831, amounted to $83,942,757 which consisted of aggregate gross unrealized appreciation of $138,253,206 and aggregate gross unrealized depreciation of $54,310,449.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER SPECTRA FUND

Securities Sold Short‡ (Unaudited) January 31, 2012

	SHARES	VALUE
COMMON STOCKS—(1.9)%
AUTOMOBILE MANUFACTURERS—(0.1)%
Brilliance China Automotive Holdings Ltd.*	1,132,536	$1,210,628

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—(0.1)%
Weichai Power Co., Ltd.	257,700	1,382,331

CONSUMER ELECTRONICS—(0.5)%
Sony Corp.#	281,900	5,136,218
Garmin Ltd.	49,200	2,051,640
		7,187,858
DEPARTMENT STORES—(0.1)%
JC Penney Co., Inc.	41,200	1,711,860

DIVERSIFIED SUPPORT SERVICES—(0.5)%
KAR Auction Services, Inc.*	460,800	6,792,192

ELECTRONIC COMPONENTS—(0.1)%
DTS, Inc.*	24,500	694,085

FOOD RETAIL—(0.4)%
Whole Foods Market, Inc.	68,900	5,100,667

INTERNET SOFTWARE & SERVICES—0.0%
Monster Worldwide, Inc.*	40,100	288,720

SPECIALIZED REITS—(0.1)%
Host Hotels & Resorts, Inc.	74,500	1,223,290

TRUCKING—(0.1)%
Landstar System, Inc.	30,700	1,570,305

TOTAL (proceeds $25,479,661)		$27,161,936

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
#	American Depository Receipts.
(a)

Restricted Security - Investment in security not registered under the Securities Act of 1933 and deemed to be illiquid. Security was acquired on April 6, 2011 for a cost of $2,843,610 and represents 0.2% of the net assets of the Fund.

(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.6% of the net assets of the Fund.

(c)

At January 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,330,486,831, amounted to $83,942,757 which consisted of aggregate gross unrealized appreciation of $138,253,206 and aggregate gross unrealized depreciation of $54,310,449.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER GREEN FUND

Schedule of Investments‡ (Unaudited) January 31, 2012

	SHARES	VALUE
COMMON STOCKS—96.9%
AEROSPACE & DEFENSE—0.7%
General Dynamics Corp.	5,030	$347,875

AIR FREIGHT & LOGISTICS—3.0%
FedEx Corp.	8,040	735,580
United Parcel Service, Inc., Cl. B	10,510	795,081
		1,530,661
APPLICATION SOFTWARE—1.0%
Adobe Systems, Inc.*	17,145	530,638

AUTO PARTS & EQUIPMENT—1.2%
Johnson Controls, Inc.	18,900	600,453

AUTOMOBILE MANUFACTURERS—0.9%
Tesla Motors, Inc.*	16,050	466,574

BROADCASTING & CABLE TV—1.4%
Discovery Communications, Inc., Series A*	16,965	727,459

COAL & CONSUMABLE FUELS—0.3%
Solazyme, Inc.*	12,305	142,984

COMMUNICATIONS EQUIPMENT—1.4%
Cisco Systems, Inc.	36,280	712,176

COMPUTER HARDWARE—6.2%
Apple, Inc.*	6,795	3,101,782

COMPUTER STORAGE & PERIPHERALS—1.7%
EMC Corp.*	32,465	836,298

CONSTRUCTION & ENGINEERING—0.8%
Aecom Technology Corp.*	17,030	389,817

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.9%
Cummins, Inc.	4,985	518,440
Westport Innovations, Inc. *	22,390	931,424
		1,449,864
CONSUMER ELECTRONICS—0.4%
Skullcandy, Inc.*	15,700	211,165

DATA PROCESSING & OUTSOURCED SERVICES—1.8%
Visa, Inc., Cl. A	9,290	934,946

DISTRIBUTORS—1.1%
LKQ Corp.*	17,110	557,786

DIVERSIFIED CHEMICALS—1.3%
Solutia, Inc.	24,445	672,238

DIVERSIFIED SUPPORT SERVICES—0.4%
EnerNOC, Inc.*	24,535	224,495

ELECTRIC UTILITIES—3.3%
Duke Energy Corp.	38,085	811,591
ITC Holdings Corp.	11,980	883,046
		1,694,637
ELECTRONIC EQUIPMENT MANUFACTURERS—0.8%
Itron, Inc.*	11,000	426,690

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ELECTRONIC MANUFACTURING SERVICES—2.0%
Trimble Navigation Ltd.*	21,300	$997,479

ENVIRONMENTAL & FACILITIES SERVICES—5.7%
Clean Harbors, Inc. *	17,415	1,104,982
Covanta Holding Corp.	37,680	538,447
Tetra Tech, Inc. *	29,295	677,593
Waste Management, Inc.	16,780	583,273
		2,904,295
FOOTWEAR—2.0%
Deckers Outdoor Corp. *	5,540	447,909
NIKE, Inc., Cl. B	5,215	542,308
		990,217
GENERAL MERCHANDISE STORES—1.2%
Target Corp.	11,540	586,347

HEALTH CARE SERVICES—1.2%
Express Scripts, Inc.*	11,735	600,363

HOME IMPROVEMENT RETAIL—0.9%
Lowe’s Companies, Inc.	16,280	436,792

HOUSEHOLD PRODUCTS—1.8%
Procter & Gamble Co., /The	14,149	891,953

HYPERMARKETS & SUPER CENTERS—2.7%
Wal-Mart Stores, Inc.	22,735	1,395,020

INDUSTRIAL GASES—0.6%
Praxair, Inc.	3,050	323,910

INDUSTRIAL MACHINERY—1.5%
Woodward Governor Co.	17,510	735,070

INTEGRATED OIL & GAS—1.5%
Chevron Corp.	7,095	731,353

INTERNET RETAIL—2.9%
Amazon.com, Inc. *	5,180	1,007,199
Expedia, Inc.	6,897	223,256
TripAdvisor, Inc. *	6,897	226,980
		1,457,435
INTERNET SOFTWARE & SERVICES—4.7%
eBay, Inc. *	16,110	509,076
Google, Inc., Cl. A *	2,415	1,400,966
Yahoo! Inc. *	30,655	474,233
		2,384,275
INVESTMENT BANKING & BROKERAGE—1.1%
Goldman Sachs Group, Inc., /The	4,815	536,728

IT CONSULTING & OTHER SERVICES—2.2%
International Business Machines Corp.	5,795	1,116,117

LEISURE PRODUCTS—1.0%
Lululemon Athletica, Inc.*	7,665	483,891

LIFE SCIENCES TOOLS & SERVICES—0.5%
Life Technologies Corp.*	4,985	241,424

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MANAGED HEALTH CARE—0.9%
WellPoint, Inc.	7,140	$459,245

METAL & GLASS CONTAINERS—2.6%
Ball Corp.	19,430	762,821
Crown Holdings, Inc. *	14,355	517,785
		1,280,606
MOVIES & ENTERTAINMENT—1.1%
Walt Disney Co., /The	14,710	572,219

OIL & GAS REFINING & MARKETING—0.4%
Gevo, Inc.*	26,175	227,199

PACKAGED FOODS & MEATS—1.5%
General Mills, Inc.	18,610	741,236

PHARMACEUTICALS—5.6%
Abbott Laboratories	11,275	610,541
Johnson & Johnson	15,690	1,034,127
Merck & Co., Inc.	7,775	297,472
Pfizer, Inc.	41,647	891,245
		2,833,385
RAILROADS—1.1%
Norfolk Southern Corp.	7,640	551,608

RESTAURANTS—4.6%
Chipotle Mexican Grill, Inc. *	1,430	525,225
McDonald’s Corp.	10,770	1,066,769
Starbucks Corp.	15,850	759,691
		2,351,685
SEMICONDUCTORS—4.4%
Broadcom Corp., Cl. A *	13,575	466,166
Cree, Inc. *	13,350	339,491
First Solar, Inc. *	2,550	107,814
Intel Corp.	40,690	1,075,029
Trina Solar Ltd. #*	32,235	259,169
		2,247,669
SOFT DRINKS—2.7%
Coca-Cola Co., /The	20,445	1,380,651

SPECIALTY CHEMICALS—2.4%
Celanese Corp.	11,860	577,701
Rockwood Holdings, Inc. *	12,295	620,897
		1,198,598
SPECIALTY STORES—0.5%
Teavana Holdings, Inc.*	14,380	272,932

SYSTEMS SOFTWARE—4.4%
Microsoft Corp.	42,495	1,254,877
Oracle Corp.	33,985	958,377
		2,213,254

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TRUCKING—0.6%
Hertz Global Holdings, Inc.*	22,145	$301,172

TOTAL COMMON STOCKS (Cost $40,298,111)		49,002,666

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—0.2%
ENVIRONMENTAL & FACILITIES SERVICES—0.2%
Covanta Holding Corp., 3.25%, 6/1/14*,(L2)(a) (Cost $110,000)	110,000	118,938

Total Investments (Cost $40,408,111)(b)	97.1%	49,121,604
Other Assets in Excess of Liabilities	2.9	1,492,379

NET ASSETS	100.0%	$50,613,983

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.2% of the net assets of the Fund.

(b)

At January 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $40,490,090, amounted to $8,631,514 which consisted of aggregate gross unrealized appreciation of $11,257,379 and aggregate gross unrealized depreciation of $2,625,865.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER ANALYST FUND

Schedule of Investments‡ (Unaudited) January 31, 2012

	SHARES	VALUE
COMMON STOCKS—95.1%
ADVERTISING—0.5%
Focus Media Holding Ltd.#*	783	$15,660

AEROSPACE & DEFENSE—3.0%
Esterline Technologies Corp. *	481	29,413
Precision Castparts Corp.	304	49,758
Spirit Aerosystems Holdings, Inc., Cl. A *	1,089	24,764
		103,935
AIR FREIGHT & LOGISTICS—0.6%
United Parcel Service, Inc., Cl. B	280	21,182

APPAREL RETAIL—0.3%
Abercrombie & Fitch Co., Cl. A	228	10,474

APPLICATION SOFTWARE—1.9%
Adobe Systems, Inc. *	389	12,040
Informatica Corp. *	510	21,573
Nice Systems Ltd. #*	162	5,826
Salesforce.com, Inc. *	164	19,155
Taleo Corp., Cl. A *	235	8,462
		67,056
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
KKR & Co., LP	1,615	22,578

AUTO PARTS & EQUIPMENT—0.4%
Tenneco, Inc.*	405	13,001

AUTOMOBILE MANUFACTURERS—1.2%
Honda Motor Co., Ltd.#	1,219	41,507

BIOTECHNOLOGY—4.1%
Incyte Corp., Ltd. *	1,114	19,718
Synageva BioPharma Corp. *	777	27,607
Theravance, Inc. *	2,643	46,886
United Therapeutics Corp. *	952	46,819
		141,030
BROADCASTING & CABLE TV—0.5%
Scripps Networks Interactive, Inc.	406	17,604

CABLE & SATELLITE—3.3%
AMC Networks, Inc. *	754	32,241
Comcast Corporation, Cl. A	1,342	35,684
DISH Network Corp.	1,048	29,260
Sirius XM Radio, Inc. *	10,383	21,700
		118,885
CASINOS & GAMING—1.3%
Las Vegas Sands Corp.*	917	45,034

COMMUNICATIONS EQUIPMENT—1.0%
QUALCOMM, Inc.	596	35,057

COMPUTER HARDWARE—2.5%
Apple, Inc.*	192	87,643

COMPUTER STORAGE & PERIPHERALS—0.7%
EMC Corp. *	581	14,967

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMPUTER STORAGE & PERIPHERALS—(CONT.)
SanDisk Corp. *	224	$10,277
		25,244
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
WABCO Holdings, Inc.*	570	29,555

CONSUMER FINANCE—0.4%
American Express Co.	290	14,541

DATA PROCESSING & OUTSOURCED SERVICES—2.0%
Mastercard, Inc.	146	51,913
VeriFone Systems, Inc. *	407	17,379
		69,292
DIVERSIFIED CHEMICALS—4.8%
Eastman Chemical Co.	431	21,688
EI Du Pont de Nemours & Co.	1,720	87,531
Solutia, Inc.	1,939	53,323
		162,542
DIVERSIFIED METALS & MINING—1.3%
Cliffs Natural Resources, Inc.	300	21,675
Molycorp, Inc. *	726	22,491
		44,166
DRUG RETAIL—1.2%
CVS Caremark Corp.	994	41,500

EDUCATION SERVICES—1.0%
American Public Education, Inc.*	839	33,728

ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
AMETEK, Inc.	761	35,767

ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Waste Connections, Inc.	496	16,026

FOOD DISTRIBUTORS—1.0%
United Natural Foods, Inc.*	770	33,919

FOOTWEAR—1.7%
Deckers Outdoor Corp. *	296	23,932
NIKE, Inc., Cl. B	323	33,588
		57,520
GENERAL MERCHANDISE STORES—2.1%
Dollar General Corp. *	744	31,702
Target Corp.	800	40,648
		72,350
GOLD—1.0%
AuRico Gold, Inc.*	3,789	35,806

HEALTH CARE EQUIPMENT—3.3%
Covidien PLC	801	41,252
Hospira, Inc. *	1,421	48,967
Medtronic, Inc.	612	23,605
		113,824
HEALTH CARE TECHNOLOGY—2.2%
Agilent Technologies, Inc.*	1,779	75,554

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOME FURNISHING RETAIL—0.7%
Bed Bath & Beyond, Inc.*	383	$23,248

HOME IMPROVEMENT RETAIL—0.9%
Home Depot, Inc., /The	674	29,919

HOTELS RESORTS & CRUISE LINES—2.6%
Interval Leisure Group *	1,753	23,841
Starwood Hotels & Resorts Worldwide, Inc.	523	28,368
Wyndham Worldwide Corporation	927	36,857
		89,066
HOUSEHOLD PRODUCTS—0.8%
Procter & Gamble Co., /The	452	28,494

HOUSEWARES & SPECIALTIES—1.0%
Tupperware Brands Corp.	531	33,368

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.9%
Robert Half International, Inc.	1,345	37,242
Towers Watson & Co.	477	28,525
		65,767
INDUSTRIAL CONGLOMERATES—0.6%
Tyco International Ltd.	422	21,501

INDUSTRIAL MACHINERY—1.4%
Barnes Group, Inc.	863	21,825
SPX Corp.	360	25,067
		46,892
INTEGRATED OIL & GAS—1.7%
Royal Dutch Shell PLC#	801	57,159

INTERNET RETAIL—0.7%
Amazon.com, Inc.*	122	23,722

INTERNET SOFTWARE & SERVICES—2.5%
eBay, Inc. *	613	19,371
IAC/InterActiveCorp.	529	22,783
LogMeIn, Inc. *	379	15,096
OpenTable, Inc. *	256	12,332
VistaPrint NV *	492	17,604
		87,186
IT CONSULTING & OTHER SERVICES—0.7%
Cognizant Technology Solutions Corp., Cl. A*	314	22,530

LEISURE FACILITIES—0.8%
Vail Resorts, Inc.	625	27,256

LEISURE PRODUCTS—1.3%
Coach, Inc.	659	46,163

LIFE & HEALTH INSURANCE—0.8%
Lincoln National Corp.	1,287	27,721

LIFE SCIENCES TOOLS & SERVICES—2.6%
Illumina, Inc. *	678	35,093
Life Technologies Corp. *	1,161	56,228
		91,321

	SHARES	VALUE
COMMON STOCKS—(CONT.)
METAL & GLASS CONTAINERS—1.0%
Ball Corp.	907	$35,609

OIL & GAS EQUIPMENT & SERVICES—4.2%
Baker Hughes, Inc.	687	33,752
Cameron International Corp. *	765	40,698
Oil States International, Inc. *	536	42,714
Superior Energy Services, Inc. *	1,003	28,596
		145,760
OIL & GAS EXPLORATION & PRODUCTION—3.6%
Energy XXI Bermuda Ltd. *	1,261	41,399
Pioneer Natural Resources Co.	436	43,295
Stone Energy Corp. *	1,464	41,065
		125,759
PACKAGED FOODS & MEATS—2.0%
Hormel Foods Corp.	2,424	69,762

PAPER PRODUCTS—0.5%
International Paper Co.	593	18,466

RAILROADS—1.2%
CSX Corp.	1,850	41,718

REAL ESTATE SERVICES—1.3%
CBRE Group, Inc.*	2,409	46,493

RESIDENTIAL REITS—0.7%
American Campus Communities, Inc.	526	22,513

RESTAURANTS—0.6%
Chipotle Mexican Grill, Inc.*	55	20,201

RETAIL REITS—0.7%
Simon Property Group, Inc.	181	24,591

SEMICONDUCTORS—3.9%
Altera Corp.	719	28,609
Avago Technologies Ltd.	602	20,432
Broadcom Corp., Cl. A *	870	29,875
ON Semiconductor Corp. *	2,680	23,316
Skyworks Solutions, Inc. *	1,283	27,687
		129,919
SOFT DRINKS—1.7%
Dr Pepper Snapple Group, Inc.	736	28,572
PepsiCo, Inc.	461	30,273
		58,845
SPECIALTY CHEMICALS—1.3%
Cytec Industries, Inc.	429	21,390
Rockwood Holdings, Inc. *	440	22,220
		43,610
SPECIALTY STORES—1.5%
PetSmart, Inc.	522	27,781
Tractor Supply Co.	278	22,454
		50,235
SYSTEMS SOFTWARE—2.3%
Fortinet, Inc. *	1,156	26,369

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SYSTEMS SOFTWARE—(CONT.)
MICROS Systems, Inc. *	478	$23,761
Oracle Corp.	482	13,592
VMware, Inc., Cl. A *	154	14,056
		77,778
THRIFTS & MORTGAGE FINANCE—0.6%
Northwest Bancshares, Inc.	1,803	22,213

TRUCKING—0.6%
Hertz Global Holdings, Inc.*	1,546	21,026

TOTAL COMMON STOCKS (Cost $2,869,670)		3,277,791

Total Investments (Cost $2,869,670)(a)	95.1%	3,277,791
Other Assets in Excess of Liabilities	4.9	169,545

NET ASSETS	100.0%	$3,447,336

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At January 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,869,765, amounted to $408,026 which consisted of aggregate gross unrealized appreciation of $441,283 and aggregate gross unrealized depreciation of $33,257.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments‡ (Unaudited) January 31, 2012

	SHARES	VALUE
COMMON STOCKS—69.3%
ADVERTISING—0.5%
Focus Media Holding Ltd.#*	5,439	$108,780

AEROSPACE & DEFENSE—3.0%
GeoEye, Inc. *	5,235	114,699
Honeywell International, Inc.	2,035	118,111
Spirit Aerosystems Holdings, Inc., Cl. A *	11,195	254,574
Triumph Group, Inc.	3,770	235,889
		723,273
AIR FREIGHT & LOGISTICS—1.1%
United Parcel Service, Inc., Cl. B	3,375	255,319

APPAREL ACCESSORIES & LUXURY GOODS—0.7%
PVH Corp. +	1,405	108,452
Ralph Lauren Corp.	385	58,520
		166,972
APPAREL RETAIL—0.3%
Fast Retailing Co., Ltd.	335	66,587

APPLICATION SOFTWARE—1.5%
Cadence Design Systems, Inc.*+	33,450	353,232

ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Affiliated Managers Group, Inc. *	1,260	126,643
KKR & Co., LP	8,445	118,061
		244,704
AUTO PARTS & EQUIPMENT—0.5%
Delphi Automotive PLC*	4,355	116,845

AUTO RENTAL—0.5%
Hertz Global Holdings, Inc.*	8,680	118,048

BIOTECHNOLOGY—2.0%
Gilead Sciences, Inc. *	2,845	138,950
Human Genome Sciences, Inc. *+	24,360	239,703
Optimer Pharmaceuticals, Inc. *	7,455	96,691
		475,344
CASINOS & GAMING—1.2%
Las Vegas Sands Corp.*	5,755	282,628

COAL & CONSUMABLE FUELS—0.3%
Arch Coal, Inc.	5,315	76,695

COMMUNICATIONS EQUIPMENT—2.5%
Cisco Systems, Inc.	9,105	178,731
Corning, Inc.	13,060	168,082
QUALCOMM, Inc.	4,260	250,574
		597,387
COMPUTER HARDWARE—5.3%
Apple, Inc.*	2,680	1,223,367

COMPUTER STORAGE & PERIPHERALS—1.4%
NetApp, Inc.*	8,750	330,225

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
WABCO Holdings, Inc. *	1,530	79,331

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—(CONT.)
Westport Innovations, Inc. *	3,105	$129,168
		208,499
DISTILLERS & VINTNERS—0.5%
Beam, Inc.	2,250	117,698

DIVERSIFIED BANKS—1.9%
Itau Unibanco Holding SA #	6,505	129,840
Wells Fargo & Co.	11,750	343,217
		473,057
DIVERSIFIED CHEMICALS—0.5%
Eastman Chemical Co.	2,350	118,252

DIVERSIFIED METALS & MINING—0.7%
Molycorp, Inc. *	2,225	68,931
Walter Energy, Inc.	1,380	95,399
		164,330
EDUCATION SERVICES—0.5%
New Oriental Education & Technology Group#*	4,800	114,336

ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Cooper Industries PLC, CL. A	2,215	130,951

FERTILIZERS & AGRICULTURAL CHEMICALS—1.0%
Monsanto Co.	1,475	121,024
Mosaic Co., /The	2,175	121,735
		242,759
FOOTWEAR—0.5%
Salvatore Ferragamo Italia SpA*	7,275	122,091

GENERAL MERCHANDISE STORES—2.5%
Dollar General Corp. *+	7,395	315,101
Family Dollar Stores, Inc.	1,440	80,352
Target Corp.	4,320	219,499
		614,952
HEALTH CARE FACILITIES—0.6%
Tenet Healthcare Corporation*	26,340	139,339

HEALTH CARE SERVICES—0.8%
Medco Health Solutions, Inc.*	3,055	189,472

HOME IMPROVEMENT RETAIL—2.0%
Lowe’s Companies, Inc.	17,220	462,013

HOTELS RESORTS & CRUISE LINES—0.8%
Royal Caribbean Cruises Ltd.	6,760	183,737

HOUSEHOLD PRODUCTS—0.6%
Procter & Gamble Co., /The	2,240	141,210

INDUSTRIAL MACHINERY—1.9%
Flowserve Corp. +	1,170	128,899
SPX Corp.	1,765	122,897
Stanley Black & Decker, Inc.	1,795	125,973

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INDUSTRIAL MACHINERY—(CONT.)
Timken Co.	1,465	$71,536
		449,305
INTEGRATED OIL & GAS—1.1%
ConocoPhillips	1,685	114,934
Royal Dutch Shell PLC #	1,940	138,438
		253,372
INTERNET RETAIL—0.7%
Amazon.com, Inc.*	850	165,274

INTERNET SOFTWARE & SERVICES—4.2%
eBay, Inc. *+	7,570	239,211
Google, Inc., Cl. A *	320	185,635
OpenTable, Inc. *	3,715	178,952
VistaPrint NV *	5,655	202,336
Yahoo! Inc. *	11,410	176,513
		982,647
LIFE SCIENCES TOOLS & SERVICES—1.0%
Life Technologies Corp.*	4,915	238,033

MANAGED HEALTH CARE—4.2%
Aetna, Inc.	9,845	430,226
Cigna Corp. +	8,175	366,485
Humana, Inc.	2,295	204,301
		1,001,012
OIL & GAS EQUIPMENT & SERVICES—3.4%
Baker Hughes, Inc. +	3,535	173,675
Cameron International Corp. *	2,175	115,710
Halliburton Company	7,475	274,930
National Oilwell Varco, Inc.	1,665	123,177
Superior Energy Services, Inc. *	4,270	121,738
		809,230
OIL & GAS EXPLORATION & PRODUCTION—0.6%
Pioneer Natural Resources Co.	1,315	130,580

OTHER DIVERSIFIED FINANCIAL SERVICES—0.3%
JPMorgan Chase & Co.	1,750	65,275

PHARMACEUTICALS—1.9%
Johnson & Johnson	1,830	120,615
Medicis Pharmaceutical Corp., Cl. A	3,715	122,929
Mylan, Inc. *	9,840	204,181
		447,725
PRECIOUS METALS & MINERALS—2.0%
SPDR Gold Trust*	2,753	466,110

REINSURANCE—0.5%
Endurance Specialty Holdings Ltd.	3,095	115,753

RESEARCH & CONSULTING SERVICES—2.1%
Verisk Analytic, Inc., Cl. A*	12,050	482,843

RESIDENTIAL REITS—0.7%
Home Properties, Inc.	2,805	167,122

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—0.7%
Yum! Brands, Inc.	2,775	$175,741

SEMICONDUCTORS—3.1%
Avago Technologies Ltd.	3,440	116,754
Broadcom Corp., Cl. A *	14,305	491,234
Inphi Corp. *	6,030	88,460
Texas Instruments, Inc.	1,135	36,751
		733,199
SOFT DRINKS—0.9%
PepsiCo, Inc.	3,305	217,039

SPECIALTY CHEMICALS—0.6%
ADA-ES, Inc. *	5,125	112,494
Cytec Industries, Inc.	620	30,913
		143,407
SPECIALTY STORES—0.4%
L’Occitane International SA	40,680	89,698

SYSTEMS SOFTWARE—0.4%
Fortinet, Inc.*	3,985	90,898

TRADING COMPANIES & DISTRIBUTORS—1.2%
United Rentals, Inc. *	3,350	128,104
WESCO International, Inc. *	2,270	142,738
		270,842
WIRELESS TELECOMMUNICATION SERVICES—1.1%
Vodafone Group PLC#	9,165	248,280

TOTAL COMMON STOCKS (Cost $15,108,164)		16,305,487

CONVERTIBLE PREFERRED STOCK—0.9%
BIOTECHNOLOGY—0.9%
Merrimack Pharmaceuticals, Inc., Series B-10, *,(L3),(a)	2,286	24,643
Merrimack Pharmaceuticals, Inc., Series B-3, *,(L3),(b)	229	2,469
Merrimack Pharmaceuticals, Inc., Series B-4, *,(L3),(c)	6,852	73,865
Merrimack Pharmaceuticals, Inc., Series B-7, *,(L3),(d)	2,285	24,632
Merrimack Pharmaceuticals, Inc., Series C-2, *,(L3),(e)	12,149	85,043
		210,652
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $113,001)		210,652

PREFERRED STOCKS—0.6%
OTHER DIVERSIFIED FINANCIAL SERVICES—0.6%
JPMorgan Chase & Co., 8.63%, 09/1/13 (Cost $140,753)	5,075	138,040

RIGHTS—0.1%
BIOTECHNOLOGY—0.1%
Adolor Corp., CPR*,(L3),(f) (Cost $–)	49,870	25,932

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—2.1%
BIOTECHNOLOGY—0.9%
Human Genome Sciences, Inc., 3.00%, 11/15/18*,(L2)	$205,000	$220,375

HOMEBUILDING—1.2%
Lennar Corp., 3.25%, 11/15/21*,(L2)(g)	231,000	274,601

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $424,789)		494,976

	CONTRACTS
PURCHASED OPTIONS—0.0%
PUT OPTIONS—0.0%
SPDR S&P 500 ETF Trust/ Feb/ 127* (Cost $24,974)	100	6,600

Total Investments (Cost $15,811,681)(h)	73.0%	17,181,687
Other Assets in Excess of Liabilities	27.0	6,327,712

NET ASSETS	100.0%	$23,509,399

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
#	American Depository Receipts.
(a)

Restricted Security - Investment in security not registered under the Securities Act of 1933 and deemed to be illiquid. Security was acquired on August 25, 2010 for a cost of $13,231 and represents 0.1% of the net assets of the Fund.

(b)

Restricted Security - Investment in security not registered under the Securities Act of 1933 and deemed to be illiquid. Security was acquired on August 25, 2010 for a cost of $1,325 and represents 0.0% of the net assets of the Fund.

(c)

Restricted Security - Investment in security not registered under the Securities Act of 1933 and deemed to be illiquid. Security was acquired on August 25, 2010 for a cost of $39,659 and represents 0.3% of the net assets of the Fund.

(d)

Restricted Security - Investment in security not registered under the Securities Act of 1933 and deemed to be illiquid. Security was acquired on August 25, 2010 for a cost of $13,226 and represents 0.1% of the net assets of the Fund.

(e)

Restricted Security - Investment in security not registered under the Securities Act of 1933 and deemed to be illiquid. Security was acquired on August 25, 2010 for a cost of $45,560 and represents 0.4% of the net assets of the Fund.

(f)	Right - Contingent Payment Right granted December 13, 2011 and may not be sold. Right is deemed to be illiquid and represents 0.1% of the net assets of the Fund.
(g)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 1.2% of the net assets of the Fund.

(h)

At January 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,784,819, amounted to $396,868 which consisted of aggregate gross unrealized appreciation of $1,652,940 and aggregate gross unrealized depreciation of $1,256,072.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER DYNAMIC OPPORTUNITIES FUND

Securities Sold Short‡ (Unaudited) January 31, 2012

	SHARES	VALUE
COMMON STOCKS—(19.0)%
AEROSPACE & DEFENSE—(0.8)%
Northrop Grumman Corp.	3,075	$178,504

ALUMINUM—(0.4)%
Alcoa, Inc.	8,880	90,221

APPAREL ACCESSORIES & LUXURY GOODS—(0.6)%
Fossil, Inc.*	1,480	140,674

ASSET MANAGEMENT & CUSTODY BANKS—(0.3)%
Northern Trust Corp.	1,465	60,373

AUTO RENTAL—(0.3)%
Zipcar, Inc.*	3,870	61,378

AUTOMOBILE MANUFACTURERS—(0.3)%
Brilliance China Automotive Holdings Ltd.*	54,675	58,445

BIOTECHNOLOGY—(1.1)%
Amgen, Inc.	1,000	67,910
Celgene Corp.*	1,670	121,409
Myriad Genetics, Inc.*	2,765	65,420
		254,739
COMPUTER & ELECTRONICS RETAIL—(0.5)%
Best Buy Co., Inc.	4,745	113,643

CONSUMER ELECTRONICS—(0.5)%
Sony Corp.#	5,185	94,471
Garmin Ltd.	570	23,769
		118,240
DEPARTMENT STORES—(0.4)%
JC Penney Co., Inc.	2,255	93,695

DIVERSIFIED SUPPORT SERVICES—(1.1)%
KAR Auction Services, Inc.*	17,480	257,655

ELECTRONIC COMPONENTS—(0.7)%
DTS, Inc.*	5,450	154,399

EXCHANGE TRADED FUNDS—(3.7)%
iShares Russell 2000 Index Fund	3,063	242,191
SPDR S&P 500 ETF Trust	4,775	626,528
		868,719
FOOD RETAIL—(0.9)%
Whole Foods Market, Inc.	2,885	213,577

HEALTH CARE EQUIPMENT—(1.4)%
Becton Dickinson and Co.	910	71,353
Intuitive Surgical, Inc.*	560	257,550
		328,903
HEALTH CARE SERVICES—(0.2)%
Quest Diagnostics, Inc.	820	47,626

HEALTH CARE SUPPLIES—(0.8)%
Essilor International SA	810	59,333
DENTSPLY International, Inc.	3,655	137,940
		197,273
INTEGRATED OIL & GAS—(0.6)%
Occidental Petroleum Corp.	1,340	133,692

INVESTMENT BANKING & BROKERAGE—(0.4)%
Jefferies Group, Inc.	2,855	43,425
Piper Jaffray Cos*	1,720	38,270
		81,695

	SHARES	VALUE
COMMON STOCKS (CONT.)—(19.0)%
PERSONAL PRODUCTS—(0.2)%
Herbalife Ltd.	960	$55,565

PHARMACEUTICALS—(0.5)%
Perrigo Co.	1,290	123,324

PROPERTY & CASUALTY INSURANCE—(0.2)%
Axis Capital Holdings Ltd.	1,830	56,327

RESTAURANTS—(1.3)%
Panera Bread Co., Cl. A*	1,985	294,277

SEMICONDUCTORS—(0.1)%
Intersil Corp.	2,525	28,432

STEEL—(0.3)%
AK Steel Holding Corp.	7,445	70,281

SYSTEMS SOFTWARE—(0.7)%
Ariba, Inc.*	6,165	168,305

THRIFTS & MORTGAGE FINANCE—(0.2)%
Radian Group, Inc.	19,855	54,601

TRUCKING—(0.7)%
Landstar System, Inc.	2,150	109,973
Werner Enterprises, Inc.	1,800	47,034
		157,007
TOTAL (proceeds $4,298,647)		$4,461,570

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER EMERGING MARKETS FUND

Schedule of Investments‡ (Unaudited) January 31, 2012

	SHARES	VALUE
COMMON STOCKS—(CONT.)—95.3%
BRAZIL—15.2%

AGRICULTURAL PRODUCTS—0.5%
SLC Agricola SA	5,400	$49,450

APPAREL RETAIL—1.1%
Cia Hering	4,400	105,769

BREWERS—1.3%
Cia de Bebidas das Americas	3,500	128,205

CONSTRUCTION & ENGINEERING—0.7%
Mills Estruturas e Servicos de Engenharia SA	5,500	68,246

DEPARTMENT STORES—0.5%
Lojas Renner SA	1,500	50,653

DIVERSIFIED BANKS—3.0%
Banco do Estado do Rio Grande do Sul	5,200	59,881
Itau Unibanco Holding SA #	11,588	231,296
		291,177
DIVERSIFIED METALS & MINING—1.9%
Vale SA#	7,350	185,955

INTEGRATED OIL & GAS—2.1%
Petroleo Brasileiro SA	13,300	204,844

MANAGED HEALTH CARE—0.6%
Odontoprev SA	3,100	51,808

OIL & GAS EXPLORATION & PRODUCTION—1.2%
OGX Petroleo e Gas Participacoes SA*	12,206	115,619

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
BR Malls Participacoes SA	10,575	115,422

STEEL—0.3%
Gerdau SA	3,400	32,401

TRUCKING—0.8%
Localiza Rent a Car SA	5,100	83,745

TOTAL BRAZIL (Cost $1,573,765)		1,483,294

CAYMAN ISLANDS—0.4%

SEMICONDUCTORS—0.4%
Spreadtrum Communications, Inc.# (Cost $48,815)	2,800	43,316

CHILE—2.1%

BREWERS—1.0%
Cia Cervecerias Unidas SA #	3,455	93,847
		93,847
DEPARTMENT STORES—1.1%
SACI Falabella	12,763	109,742

TOTAL CHILE (Cost $179,168)		203,589

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CHINA—11.5%

APPAREL RETAIL—1.4%
Belle International Holdings Ltd.	82,000	$133,226

CONSTRUCTION MATERIALS—0.8%
Anhui Conch Cement Co., Ltd.	22,972	77,608

DIVERSIFIED BANKS—3.1%
China Construction Bank Corp.	95,000	75,949
China Minsheng Banking Corp., Ltd.	79,000	73,344
Industrial & Commercial Bank of China	208,000	145,904
		295,197
EDUCATION SERVICES—0.5%
New Oriental Education & Technology Group#*	2,000	47,640

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.5%
GCL Poly Energy Holdings Ltd.	149,000	51,298

INTEGRATED OIL & GAS—1.4%
PetroChina Co., Ltd.#	900	130,950

INTEGRATED TELECOMMUNICATION SERVICES—0.9%
China Telecom Corp., Ltd.	150,000	84,330

LIFE & HEALTH INSURANCE—0.7%
Ping An Insurance Group Co., of China Ltd.	8,000	63,235

MARINE—1.0%
China Shipping Development Co., Ltd.	136,000	94,171

OIL & GAS EXPLORATION & PRODUCTION—1.2%
CNOOC Ltd.	56,000	114,668

TOTAL CHINA (Cost $1,146,759)		1,092,323

COLUMBIA—1.2%

INTEGRATED OIL & GAS—1.2%
Pacific Rubiales Energy Corp. (Cost $133,411)	4,524	112,962

HONG KONG—3.6%

INDUSTRIAL CONGLOMERATES—1.0%
Beijing Enterprises Holdings Ltd.	16,500	95,742

INTEGRATED TELECOMMUNICATION SERVICES—0.8%
China Unicom Hong Kong Ltd.	40,000	73,653

PACKAGED FOODS & MEATS—1.2%
China Mengniu Dairy Co., Ltd.	43,000	114,220

SPECIALTY STORES—0.6%
Chow Tai Fook Jewellery Group*	32,848	62,009

TOTAL HONG KONG (Cost $382,767)		345,624

INDIA—6.4%

APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Titan Industries Ltd.	22,068	89,137

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INDIA—(CONT.)

DIVERSIFIED BANKS—1.0%
HDFC Bank Ltd.	10,016	$100,120

GAS UTILITIES—0.9%
GAIL India Ltd.	11,398	85,920

MOTORCYCLE MANUFACTURERS—0.8%
Hero Motocorp Ltd.	1,972	74,236

OIL & GAS REFINING & MARKETING—0.7%
Reliance Industries Ltd.(a),(b)	1,946	64,413

TOBACCO—1.0%
ITC Ltd.	22,474	92,569

WIRELESS TELECOMMUNICATION SERVICES—1.1%
Bharti Airtel Ltd.	14,437	106,714

TOTAL INDIA (Cost $697,887)		613,109

INDONESIA—2.3%

AGRICULTURAL PRODUCTS—0.5%
BW Plantation Tbk PT	347,500	48,318

DIVERSIFIED BANKS—1.3%
Bank Rakyat Indonesia Persero Tbk., PT	170,000	129,533

REAL ESTATE DEVELOPMENT—0.5%
Bumi Serpong Damai PT	392,000	45,784

TOTAL INDONESIA (Cost $191,025)		223,635

MACAU—1.5%

CASINOS & GAMING—1.5%
Sands China Ltd. (Cost $104,794)	42,000	141,620

MALAYSIA—3.4%

AIRLINES—0.6%
AirAsia BHD	47,500	55,441

COMMODITY CHEMICALS—0.6%
Petronas Chemicals Group Bhd	24,700	54,167

CONSTRUCTION & ENGINEERING—1.2%
IJM Corp., BHD	61,700	116,442

REAL ESTATE DEVELOPMENT—1.0%
UEM Land Holdings Bhd.*	124,000	94,585

TOTAL MALAYSIA (Cost $334,470)		320,635

MEXICO—4.1%

COMMODITY CHEMICALS—0.8%
Mexichem SAB de CV	23,117	79,808

DEPARTMENT STORES—1.4%
El Puerto de Liverpool SAB de CV	17,500	133,747

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MEXICO—(CONT.)

HYPERMARKETS & SUPER CENTERS—1.3%
Wal-Mart de Mexico SAB de CV	41,800	$129,075

PHARMACEUTICALS—0.6%
Genomma Lab Internacional SAB de CV*	27,400	60,120

TOTAL MEXICO (Cost $369,882)		402,750

MONGOLIA—0.5%

DIVERSIFIED METALS & MINING—0.5%
Mongolian Mining Corp.* (Cost $57,313)	54,500	43,852

PERU—0.5%

DIVERSIFIED BANKS—0.5%
Credicorp Ltd. (Cost $41,848)	400	45,464

PHILIPPINES—0.7%

MULTI-SECTOR HOLDINGS—0.7%
Metro Pacific Investments Corp. (Cost $73,040)	859,000	70,114

RUSSIA—5.6%

DIVERSIFIED BANKS—1.2%
Sberbank of Russia#*	9,848	117,004

OIL & GAS EXPLORATION & PRODUCTION—4.4%
Gazprom OAO #	15,050	182,105
NovaTek OAO (b)	1,141	153,693
Rosneft Oil Co. (b)	12,515	92,235
		428,033
TOTAL RUSSIA (Cost $578,348)		545,037

SINGAPORE—0.8%

DIVERSIFIED METALS & MINING—0.8%
Straits Asia Resources Ltd. (Cost $92,748)	43,000	80,674

SOUTH AFRICA—6.4%

APPAREL RETAIL—1.1%
Foschini Group Ltd., /The	7,424	103,297

FOOD RETAIL—1.0%
Shoprite Holdings Ltd.	5,958	99,213

GOLD—0.9%
AngloGold Ashanti Ltd.	1,858	85,428

HEALTH CARE FACILITIES—0.8%
Life Healthcare Group Holdings Ltd.	29,206	79,299

OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
FirstRand Ltd.	34,620	99,985

PHARMACEUTICALS—1.1%
Aspen Pharmacare Holdings Ltd.*	8,116	103,643

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SOUTH AFRICA—(CONT.)

PRECIOUS METALS & MINERALS—0.5%
Anglo Platinum Ltd.	650	$46,119

TOTAL SOUTH AFRICA (Cost $609,268)		616,984

SOUTH KOREA—13.8%

AUTO PARTS & EQUIPMENT—1.7%
Hyundai Mobis	337	82,925
Mando Corp.	504	81,486
		164,411
COMMODITY CHEMICALS—1.4%
LG Chem Ltd.	401	133,227

CONSTRUCTION & ENGINEERING—1.3%
Samsung Engineering Co., Ltd.	650	123,856

DEPARTMENT STORES—0.7%
Hyundai Department Store Co., Ltd.	386	62,750

DIVERSIFIED BANKS—1.0%
KB Financial Group, Inc.#*	2,426	91,945

HOME ENTERTAINMENT SOFTWARE—1.4%
NCSoft Corp.	502	131,331

HOUSEHOLD PRODUCTS—0.8%
LG Household & Health Care Ltd.	179	76,008

PHARMACEUTICALS—0.6%
Celltrion, Inc.	1,842	61,444

REINSURANCE—1.0%
Korean Reinsurance Co.	7,770	99,049

SEMICONDUCTORS—3.5%
Hynix Semiconductor, Inc. *	1,940	46,273
Samsung Electronics Co., Ltd.	292	287,149
		333,422
STEEL—0.4%
Hyundai Steel Co.	391	37,686

TOTAL SOUTH KOREA (Cost $1,308,297)		1,315,129

SWITZERLAND—0.5%

LEISURE PRODUCTS—0.5%
Cie Financiere Richemont SA (Cost $53,236)	8,699	49,400

TAIWAN—10.7%

COMPUTER HARDWARE—0.5%
Foxconn Technology Co., Ltd.	14,000	54,874

COMPUTER STORAGE & PERIPHERALS—1.6%
Catcher Technology Co., Ltd.	25,000	155,432

CONSTRUCTION MATERIALS—1.4%
Taiwan Cement Corp.	107,000	133,411

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TAIWAN—(CONT.)

DIVERSIFIED BANKS—1.6%
Chinatrust Financial Holding Co., Ltd.	132,578	$85,563
E.Sun Financial Holding Co., Ltd.	141,000	66,224
		151,787
ELECTRONIC MANUFACTURING SERVICES—1.8%
Hon Hai Precision Industry Co., Ltd.	53,300	171,633

FOOD RETAIL—0.7%
Taiwan FamilyMart Co., Ltd.	14,000	61,024

PACKAGED FOODS & MEATS—0.6%
Uni-President Enterprises Corp.	40,000	59,064

SEMICONDUCTORS—2.5%
Career Technology MFG. Co., Ltd.	39,195	63,967
Taiwan Semiconductor Manufacturing Co., Ltd.	67,000	177,716
		241,683
TOTAL TAIWAN (Cost $1,005,366)		1,028,908

THAILAND—1.5%

CONSTRUCTION MATERIALS—0.5%
Siam Cement PCL	4,400	49,133

DIVERSIFIED BANKS—1.0%
Siam Commercial Bank PCL	25,100	98,018

TOTAL THAILAND (Cost $136,649)		147,151

TURKEY—0.9%

DIVERSIFIED BANKS—0.5%
Turkiye Garanti Bankasi AS	13,927	50,319

GOLD—0.4%
Koza Altin Isletmeleri AS	2,516	44,603

TOTAL TURKEY (Cost $83,807)		94,922

UNITED KINGDOM—0.7%

DIVERSIFIED METALS & MINING—0.7%
Eurasian Natural Resources Corp., PLC (Cost $69,347)	6,000	65,281

UNITED STATES—1.0%

COMPUTER HARDWARE—1.0%
Lenovo Group Ltd. (Cost $80,248)	120,000	95,626

TOTAL COMMON STOCKS (Cost $9,352,258)		9,181,399

Total Investments (Cost $9,352,258)(c)	95.3%	9,181,399
Other Assets in Excess of Liabilities	4.7	455,149

NET ASSETS	100.0%	$9,636,548

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.7%, of the net assets of the Fund.

(b)	GDR - Global Depository Receipt
(c)

At January 31, 2012, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $9,352,258 amounted to $167,838 which consisted of aggregate gross unrealized appreciation of $609,661 and aggregate gross unrealized depreciation of $777,499.

See Notes to Schedule of Investments.

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in five funds—Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund, Alger Dynamic Opportunities Fund and Alger Emerging Markets Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.  On December 14, 2010, the Board of Trustees approved the liquidation of the Alger International Opportunities Fund effective January 21, 2011.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares, Class I shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares and Class Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the cost of its plan of distribution and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:

Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

maturity of less than sixty days are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of January 31, 2012 in valuing the Funds’ investments and securities sold short carried at fair value.

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$212,916,356	$212,916,356	—	—
Consumer Staples	97,981,399	97,981,399	—	—
Energy	131,411,181	131,411,181	—	—
Financials	80,474,511	80,474,511	—	—
Health Care	181,222,487	181,222,487	—	—
Industrials	208,864,105	208,864,105	—	—
Information Technology	393,173,828	393,173,828	—	—
Materials	73,348,296	73,348,296	—	—
Telecommunication Services	17,715,528	17,715,528	—	—
TOTAL COMMON STOCKS	$1,397,107,691	$1,397,107,691	—	—
CONVERTIBLE CORPORATE BONDS
Consumer Discretionary	$9,174,559	—	$9,174,559	—
CONVERTIBLE PREFERRED STOCK
Health Care	$2,843,610	—	—	$2,843,610
PREFERRED STOCKS
Financials	$5,303,728	$5,303,728	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,414,429,588	$1,402,411,419	$9,174,559	$2,843,610
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	$10,110,346	$10,110,346	—	—
Consumer Staples	$5,100,667	$5,100,667	—	—
Financials	1,223,290	1,223,290	—	—
Industrials	9,744,828	9,744,828	—	—
Information Technology	982,805	982,805	—	—
TOTAL COMMON STOCKS	$27,161,936	$27,161,936	—	—

Alger Green Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$9,714,955	$9,714,955	—	—
Consumer Staples	4,408,860	4,408,860	—	—
Energy	1,101,536	1,101,536	—	—
Financials	536,728	536,728	—	—
Health Care	4,134,417	4,134,417	—	—
Industrials	8,434,857	8,434,857	—	—
Information Technology	15,501,324	15,501,324	—	—
Materials	3,475,352	3,475,352	—	—
Utilities	1,694,637	1,694,637	—	—
TOTAL COMMON STOCKS	$49,002,666	$49,002,666	—	—
CONVERTIBLE CORPORATE BONDS
Industrials	$118,938	—	$118,938	—
TOTAL INVESTMENTS IN SECURITIES	$49,121,604	$49,002,666	$118,938	—

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Analyst Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$768,941	$768,941	—	—
Consumer Staples	232,520	232,520	—	—
Energy	328,678	328,678	—	—
Financials	180,650	180,650	—	—
Health Care	421,729	421,729	—	—
Industrials	403,369	403,369	—	—
Information Technology	601,705	601,705	—	—
Materials	340,199	340,199	—	—
TOTAL COMMON STOCKS	$3,277,791	$3,277,791	—	—
TOTAL INVESTMENTS IN SECURITIES	$3,277,791	$3,277,791	—	—

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,669,654	$2,669,654	—	—
Consumer Staples	475,947	475,947	—	—
Energy	1,269,877	1,269,877	—	—
Financials	1,065,911	1,065,911	—	—
Health Care	2,490,925	2,490,925	—	—
Industrials	2,639,080	2,639,080	—	—
Information Technology	4,310,955	4,310,955	—	—
Materials	1,134,858	1,134,858	—	—
Telecommunication Services	248,280	248,280	—	—
TOTAL COMMON STOCKS	$16,305,487	$16,305,487	—	—
CONVERTIBLE CORPORATE BONDS
Consumer Discretionary	$274,601	—	$274,601	—
Health Care	220,375	—	220,375	—
TOTAL CONVERTIBLE CORPORATE BONDS	$494,976	—	$494,976	—
CONVERTIBLE PREFERRED STOCK
Health Care	$210,652	—	—	$210,652
PREFERRED STOCKS
Financials	$138,040	$138,040	—	—
PURCHASED OPTIONS
	$6,600	$6,600	—	—
RIGHTS
Health Care	$25,932	—	—	$25,932
TOTAL INVESTMENTS IN SECURITIES	$17,181,687	$16,450,127	$494,976	$236,584
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	$818,974	$818,974	—	—
Consumer Staples	$269,142	$269,142	—	—
Energy	133,692	133,692	—	—
Exchange Traded Funds	868,719	868,719	—	—
Financials	252,996	252,996	—	—
Health Care	951,865	951,865	—	—
Industrials	654,544	654,544	—	—

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Information Technology	$351,136	$351,136	—	—
Materials	160,502	160,502	—	—
TOTAL COMMON STOCKS	$4,461,570	$4,461,570	—	—

Alger Emerging Markets Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$1,327,637	$1,327,637	—	—
Consumer Staples	950,993	950,993	—	—
Energy	1,171,489	1,171,489	—	—
Financials	1,958,738	1,958,738	—	—
Health Care	356,314	356,314	—	—
Industrials	637,643	637,643	—	—
Information Technology	1,227,317	1,227,317	—	—
Materials	1,149,353	1,149,353	—	—
Telecommunication Services	264,697	264,697	—	—
Utilities	137,218	137,218	—	—
TOTAL COMMON STOCKS	$9,181,399	$9,181,399	—	—
TOTAL INVESTMENTS IN SECURITIES	$9,181,399	$9,181,399	—	—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Spectra Fund	Convertible Preferred Stock
Opening balance at November 1, 2011	$2,843,610
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2012	2,843,610
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at January 31, 2012	$—

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

	FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Dynamic Opportunities Fund	Convertible Preferred Stock	Rights
Opening balance at November 1, 2011	$210,652	$—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Total gains or losses
Included in net realized gain (loss) on investments	—	—
Included in net unrealized gain (loss) on investments	—	—
Purchases, issuances, sales, and settlements
Purchases	—	—
Issuances	—	25,932
Sales	—	—
Settlements	—	—
Closing balance at January 31, 2012	210,652	25,932
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at January 31, 2012	$97,651	$25,932

For the three months ended January 31, 2012, the Alger Emerging Markets Fund transferred securities totaling $5,147,471 from Level 2 to Level 1, utilizing exchange listed prices rather than fair value adjusted prices.

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash secured put options to

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

generate cash flows while reducing the volatility of the Funds’ portfolios.  The cash flows may be an important source of the Funds’ return, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended January 31, 2012, options were used in accordance with these objectives.

The fair values of derivative instruments as of January 31, 2012 are as follows:

Alger Dynamic Opportunities

	ASSET DERIVATIVES 2012		LIABILITY DERIVATIVES 2012
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in securities, at value	$6,600		—
Total	—	$6,600		—

For the three months ended January 31, 2012, the Alger Dynamic Opportunities Fund had option purchases of $150,073 and option sales of $184,266.  The effect of derivative instruments on the statement of operations for the three months ended January 31, 2012 is as follows:

Net realized gain on investments and options

Alger Dynamic Opportunities Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(21,693)
Total	$(21,693)

Net change in Unrealized appreciations (depreciation) on investments, options

Alger Dynamic Opportunities Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(65,631)
Total	$(65,631)

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 8, 2012

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 8, 2012